Segment and geographic information - Schedule of revenue and long-lived assets by geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues:	$ 4,470,162	$ 4,331,878	$ 3,618,902
Property and equipment, net	1,127,042	1,119,885
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues:	1,768,311	1,701,547	1,429,105
Property and equipment, net	370,419	431,360
Argentina
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues:	600,298	683,231	604,347
Property and equipment, net	117,206	95,374
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues:	447,388	394,528	278,414
Property and equipment, net	168,588	177,428
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues:	1,654,165	1,552,572	$ 1,307,036
Property and equipment, net	$ 470,829	$ 415,723